Basis of Presentation of the Consolidated Financial Statements - Effects of the application of exchange rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
U.S. Dollar
Foreign Exchange Rate Line Items
Closing rate	996.46	877.12
Average rate	943.74	839.91	871.19
Argentine Peso
Foreign Exchange Rate Line Items
Closing rate	0.96	1.08
Average rate	0.96	1.08	4.81